Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Compensation of Key Management Personnel
The following table presents the compensation of our key management personnel:

(Canadian $ in millions)	2023	2022
Base salary and incentives	22	25
Post-employment benefits	2	3
Share-based payments (1)	49	45
Total key management personnel compensation	73	73

(1)	Amounts included in share-based payments are the fair values of awards granted in the year.

Summary of Carrying amount in Joint Venture and Associated Companies
The following table presents the carrying amount of our interests in joint ventures and associates accounted for under the equity method, as well as our share of the income of those entities:

(Canadian $ in millions)	Joint ventures		Associates
	2023	2022	2023	2022
Carrying amount	679	585	782	708
Share of net income	61	126	124	148

Summary of Transaction With Joint Ventures and Associates
The following table presents transactions with our joint ventures and associates:

(Canadian $ in millions)	2023	2022
Loans (1)	1,525	1,190
Deposits	265	202
Fees paid for services received	58	61
Guarantees and commitments	98	93

(1)	Includes customers’ liability under acceptances.